13FCON P 2/14/06

RECEIVED
FEB 1 4 2005
OFFICE OF THE SECRETARY

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

CONFIDENTIAL ... EXPIRED

[redacted]

05077006

Report for the Calendar Year or Quarter Ended: **DECEMBER 31, 2004**

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **CITADEL LIMITED PARTNERSHIP**
Address: **131 SOUTH DEARBORN**
CHICAGO, IL 60603

13F File Number: **28-5912**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **GERALD A. BEESON**
Title: **CHIEF FINANCIAL OFFICER**
Phone: **(312) 395-3121**

PROCESSED
JUN 30 2006
THOMSON
FINANCIAL

Signature, Place, and Date of Signing:

[Signature]	**CHICAGO, ILLINOIS** [City, State]	**02/11/2005** [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	**0**
Form 13F Information Table Entry Total:	**15**
Form 13F Information Table Value Total:	**$1,225,714 (thousands)**

List of Other Included Managers:

NONE

FORM 13F

Name of Reporting Manager Citadel Limited Partnership

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion (a) Sole	Item 6: (b) Shared As Defined in Instr. V	Item 6: (c) Shared-Other	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	Item 8: (b) Shared	Item 8: (c) None
BEVERLY ENTERPRISES COMMON STOCK BEV	Cmn	87851309	2,321,355	253,700	X			n/a	X		
CAESARS ENTERTAINMENT INC CORP CMN STOCK	Cmn	127687101	173,363,106	8,607,900	X			n/a	X		
FON 25.0 STRIKE AMER CALL 05/21/2005	Opt (Put)	852061100	4,457,338	23,155	X			n/a	n/a		
GILLETTE CO	Cmn	375766102	5,155,432	115,128	X			n/a	X		
GUIDANT CORP CMN STOCK	Cmn	401698105	83,347,961	1,156,005	X			n/a	X		
INTERNATIONAL STEEL GROUP INC COMMON STOCK	Cmn	460377104	116,970,984	2,883,900	X			n/a	X		
KING PHARMACEUTICALS INC CMN STOCK	Cmn	495582108	34,099,107	2,749,928	X			n/a	X		
MANDALAY RESORT GROUP CMN STK	Cmn	562567107	97,159,807	1,703,656	X			n/a	X		
MANDALAY RESORT GROUP 3.9% CB DUE 03/21/2033 - REG	Bond	562567AK3	111,719,882	78,000	X			n/a	n/a		
MAGNUM HUNTER RESOURCES INC FRN CB DUE 12/15/2023	Bond	55972FAE4	1,820,285	1,500	X			n/a	n/a		
NEXTEL COMMUNICATIONS INC	Cmn	65332V103	314,996,904	10,496,398	X			n/a	X		
SBC COMMUNICATIONS INC	Cmn	78387G103	7,150,350	277,468	X			n/a	X		
VARCO INTL INC CMN STK	Cmn	922122106	79,089,780	2,713,200	X			n/a	X		
VERITAS SOFTWARE CO CMN STK	Cmn	923436109	179,193,247	6,276,471	X			n/a	X		
COLUMN TOTALS			1,210,845,538								

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

Name of Reporting Manager Citadel Limited Partnership

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion			Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares)		
					(a) Sole	(b) Shared As Defined in Instr. V	(c) Shared-Other		(a) Sole	(b) Shared	(c) None
WESTERN WIRELESS CORP., CLASS A	Cmn	95988E212	44,869,082	1,531,368	X			n/a	X		
COLUMN TOTALS			44,869,082								
LONG MARKET VALUE			1,255,714,620								

CONFIDENTIAL TREATMENT REQUESTED